Condensed Consolidated Statements of Operations (Unaudited) (USD $) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Revenues, net	$ 2,890,652	$ 3,243,318
Cost of Revenues	2,170,265	2,417,834
Gross Profit	720,387	825,484
Operating Expenses:
Selling, general and administrative expenses	4,667,122	3,033,448
Total Operating Expenses	4,667,122	3,033,448
Loss from Operations	(3,946,735)	(2,207,964)
Other Income (Expense):
Interest expense	(62,689)	(2,177)
Beneficial Conversion Feature	(120,254)
Interest income	436	633
Loss on abandonment of fixed assets	(4,819)
Total Other Income (Expense)	(187,326)	(1,544)
Net Loss	$ (4,134,061)	$ (2,209,508)
Net Loss Per Common Share:
Basic	$ (0.16)	$ (0.11)
Weighted Average Common Shares Outstanding:
Basic	26,216,795	20,566,338